PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
CBRE Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.8%
Consumer Discretionary : 1.9%
17,131  Hyatt Hotels Corp.
- Class A
$ 2,607,338
1.4
3,970  Marriott International,
Inc. - Class A
986,942
0.5
3,594,280
1.9
Diversified REITs : 2.5%
140,187  Broadstone Net Lease,
Inc.
2,656,544
1.4
174,594  Empire State Realty
Trust, Inc. - Class A
1,934,501
1.1
4,591,045
2.5
Health Care REITs : 8.9%
210,365  Healthpeak Properties,
Inc.
4,811,047
2.6
42,143
Ventas, Inc.
2,702,631
1.4
71,707
Welltower, Inc.
9,180,647
4.9
16,694,325
8.9
Hotel & Resort REITs : 1.0%
176,190  Sunstone Hotel
Investors, Inc.
1,818,281
1.0
Industrial REITs : 10.0%
85,672
Prologis, Inc.
10,818,660
5.8
156,464  Rexford Industrial
Realty, Inc.
7,871,704
4.2
18,690,364
10.0
Multi-Family Residential REITs : 5.6%
13,449
Camden Property Trust
1,661,355
0.9
216,898
Invitation Homes, Inc.
7,647,823
4.1
58,880
Veris Residential, Inc.
1,051,597
0.6
10,360,775
5.6
Office REITs : 1.7%
27,132  Alexandria Real Estate
Equities, Inc.
3,221,925
1.7
Other Specialized REITs : 1.1%
69,419  Four Corners Property
Trust, Inc.
2,034,671
1.1
Real Estate : 20.0%
185,717  Americold Realty Trust,
Inc.
5,250,220
2.8
57,473  COPT Defense
Properties
1,743,156
0.9
60,183
Elme Communities
1,058,619
0.6
70,944
Equity Residential
5,282,490
2.8
21,583  Extra Space Storage,
Inc.
3,889,041
2.1
30,308  Federal Realty
Investment Trust
3,484,511
1.9
48,224
Getty Realty Corp.
1,534,005
0.8
29,350
Iron Mountain, Inc.
3,487,661
1.9
74,011  Kite Realty Group
Trust
1,965,732
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
14,578
(1)
Lineage, Inc.
$ 1,142,624
0.6
125,687
(1)
NetSTREIT Corp.
2,077,606
1.1
95,640  Piedmont Office Realty
Trust, Inc. - Class A
965,964
0.5
28,146
STAG Industrial, Inc.
1,100,227
0.6
93,121
UDR, Inc.
4,222,106
2.3
37,203,962
20.0
Residential REITs : 4.0%
55,895
Sun Communities, Inc.
7,554,209
4.0
Retail REITs : 21.2%
27,836
(1)
Agree Realty Corp.
2,096,886
1.1
230,362  Brixmor Property
Group, Inc.
6,417,885
3.4
65,525
Macerich Co.
1,195,176
0.6
251,899
Realty Income Corp.
15,975,435
8.6
54,172  Regency Centers
Corp.
3,912,844
2.1
77,774  Retail Opportunity
Investments Corp.
1,223,385
0.7
51,722  Simon Property Group,
Inc.
8,742,052
4.7
39,563,663
21.2
Self-Storage REITs : 6.1%
153,168
CubeSmart
8,245,034
4.4
8,482
Public Storage
3,086,345
1.7
11,331,379
6.1
Specialized REITs : 15.8%
21,048
Equinix, Inc.
18,682,837
10.0
9,323  SBA Communications
Corp.
2,244,046
1.2
256,626
VICI Properties, Inc.
8,548,212
4.6
29,475,095
15.8
Total Common Stock
(Cost $166,255,622)
186,133,974
99.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
VY
®
CBRE Real Estate Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.5%
Repurchase Agreements : 1.9%
1,000,000
(2)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
$ 1,000,000
0.5
1,000,000
(2)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,020,000, due
05/01/26-08/20/74)
1,000,000
0.5
1,000,000
(2)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
07/15/28-09/01/54)
1,000,000
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
539,872
(2)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $539,944,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $550,669, due
10/01/24-09/09/49)
$ 539,872
0.3
Total Repurchase
Agreements
(Cost $3,539,872)
3,539,872
1.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
1,056,935
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,056,935) $ 1,056,935 0.6
Total Short-Term
Investments
(Cost $4,596,807)
4,596,807
2.5
Total Investments in
Securities
(Cost $170,852,429) $ 190,730,781 102.3
Liabilities in Excess
of Other Assets (4,323,899) (2.3)
Net Assets $ 186,406,882 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
VY
®
CBRE Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 186,133,974 $ — $ — $ 186,133,974
Short-Term Investments 1,056,935 3,539,872 — 4,596,807
Total Investments, at fair value $ 187,190,909 $ 3,539,872 $ — $ 190,730,781
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,278,941
Gross Unrealized Depreciation (2,400,590)
Net Unrealized Appreciation $ 19,878,351